Long-Term Debt, $22.5 Million Term Loan Facility (Details) - USD ($)		6 Months Ended
	Aug. 07, 2024	Jun. 30, 2024	Jun. 30, 2023
Long-Term Debt [Abstract]
Repayment of loan		$ 43,383,257	$ 23,131,200
$22.5 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount		$ 22,500,000
$22.5 Million Term Loan Facility [Member] | Subsequent Event [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 14,600,000